Share capital (Details) - CAD ($) $ in Thousands		12 Months Ended
	Aug. 31, 2023	Oct. 31, 2024	Oct. 31, 2023
Share capital
Beginning balance		$ 288,027
Issuance of share for settlement of convertible debentures		5,025
Share issuance costs		(97)	$ (28)
Issued to pay fees in shares		1,331	278
Options exercised		111	68
Options exercised		285
Issuance of shares in connection with Secured Debentures		800
Ending balance		300,643	288,027
At the market offering
Share capital
Issuance of shares through ATM		3,154	$ 2,442
Amount raised through ATM program		3,154
At the market offering | Maximum
Share capital
Value of shares issuable	$ 30,000
Queen Of Bud
Share capital
Acquisition		$ 900
Share capital
Share capital
Beginning balance (in shares)		75,299,147	71,021,233
Beginning balance		$ 288,027	$ 279,513
Issuance of share for settlement of convertible debentures (in shares)		2,491,345
Issuance of share for settlement of convertible debentures		$ 5,025
Share issuance costs (in shares)		0	0
Share issuance costs		$ (97)	$ (28)
Vested restricted share units (RSU) (in shares)		486,335	66,667
Vested restricted share units (RSU)		$ 929	$ 161
Issued to pay fees in shares (in shares)		658,754	136,266
Issued to pay fees in shares		$ 1,331	$ 278
Issuance of shares due to put option exercise (in shares)			423,587
Issuance of shares due to put option exercise			$ 729
Options exercised (in shares)		80,290
Options exercised		$ 216	$ 161
Warrants exercised (in shares)		104,600
Options exercised		$ 358
Issuance of shares in connection with Secured Debentures (in shares)		230,760
Issuance of shares in connection with Secured Debentures		$ 800
Ending balance (in shares)		80,787,017	75,299,147
Ending balance		$ 300,643	$ 288,027
Share capital | At the market offering
Share capital
Issuance of shares through ATM (in shares)		1,057,300	1,055,861
Issuance of shares through ATM		$ 3,154	$ 2,442
Share capital | Jimmy's
Share capital
Acquisition (in shares)			2,595,533
Acquisition			$ 4,932
Share capital | Queen Of Bud
Share capital
Acquisition (in shares)		378,486
Acquisition		$ 900